Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	IDEX Biometrics ASA
Entity Central Index Key	0001824036
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	832,146,748
Entity Address, Country	MA
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-39810
Document Shell Company Report	false
Document Registration Statement	false
Entity Incorporation, State or Country Code	Q8
ICFR Auditor Attestation Flag	false
ADS [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 75 ordinary shares, nominal value NOK 0.15 per share
Trading Symbol	IDBA
Security Exchange Name	NASDAQ
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value NOK 0.15 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ